UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-09497

Dividend Growth Trust
(Exact name of registrant as specified in charter)

58 Riverwalk Boulevard, Building 2, Suite A, Ridgeland, SC 29936
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and address of agent for service)

Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code: 317-917-7028

Date of fiscal year end: 9/30

Date of reporting period: July 1, 2011 through February 27, 2012.

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Annual Report of Proxy Voting Record

Fund/Fund Family Name: Rising Dividend Growth Fund/Dividend Growth Trust
Date of Fiscal Year End: September 30th
Date of Reporting Period: July 1, 2011 – February 27, 2012

RISING DIVIDEND GROWTH FUND

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	01 DIRECTOR	Mgmt	Yes	For	For
AUTOMATIC DATA PROCESSING, INC.	ADP	053015103	11/08/2011	04 ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	Mgmt	Yes	1 Year	For
CARDINAL HEALTH, INC.	CAH	14149Y108	11/02/2011	06 SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, REGARDING AN AMENDMENT TO OUR CODE OF REGULATIONS TO REQUIRE THAT THE CHAIRMAN OF THE BOARD BE AN INDEPENDENT DIRECTOR.	Shr	Yes	For	Against
NOVARTIS AG	NVS	66987V109	02/23/2012	07 ADDITIONAL AND/OR COUNTER-PROPOSALS PRESENTED AT THE MEETING	Mgmt	Yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	09/19/2011	6B APPROVE REIMBURSEMENT OF EXPENSES TO DR. PHILLIP FROST, CHAIRMAN OF BOARD, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Mgmt	Yes	For	For
VODAFONE GROUP PLC	VOD	92857W209	07/26/2011	S23 TO AUTHORISE THE CALLING OF A GENERAL MEETING OTHER THAN AN ANNUAL GENERAL MEETING ON NOT LESS THAN 14 CLEAR DAYS' NOTICE MGMT RECOMMENDATION = FOR, UNINSTRUCTED PROPOSAL WILL NOT BE VOTED	Mgmt	Yes	For
WALGREEN CO.	WAG	931422109	01/11/2012	06 SHAREHOLDER PROPOSAL REGARDING AN EXECUTIVE EQUITY RETENTION POLICY.	Shr	Yes	Against	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Growth Trust

By:   /s/Charles Troy Shaver Jr.

Charles Troy Shaver Jr., President and CEO

Date: _03/20/2012